CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities
Net income	$ 50	$ 66	$ 250		$ 110		$ 225
Discontinued operations	1	5	(29)		80		(61)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	92	92	367	[1]	360	[1]	376	[1]
Deferred income taxes	(2)	21	40		(12)		110
Loss (gain) on sales of assets, net	0	1	2		2		(16)
Pension income	(16)	(21)	(82)		(83)		(77)
Appreciation in cash surrender value insurance policies	(11)	(11)	(22)		(31)		(40)
Impairment of long-lived assets			5		7		96
Change in alternative fuel mixture credit receivable			0		32		(32)
Changes in working capital, excluding the effects of acquisitions and dispositions	(211)	(267)	(44)		(34)		169
Other, net	11	7	(8)		12		(27)
Net cash provided by (used in) operating activities from continuing operations	(86)	(107)	479		443		723
Discontinued operations	107	92	81		103		153
Net cash provided by (used in) operating activities	21	(15)	560		546		876
Cash flows from investing activities
Capital expenditures	(149)	(111)	(655)	[1]	(229)	[1]	(214)	[1]
Payments for acquired businesses, net of cash acquired			(70)		(49)		0
Proceeds from dispositions of assets	2	2	56		31		49
Contributions to joint ventures			(7)		(9)		(4)
Other	(1)	(2)	0		(10)		(25)
Discontinued operations	(3)	44	33		46		(15)
Net cash used in investing activities	(151)	(67)	(643)		(220)		(209)
Cash flows from financing activities
Proceeds from issuance of long-term debt	12	1	113		2		250
Repayment of long-term debt	(15)	(16)	(42)		(132)		(435)
Changes in notes payable and other short-term borrowings, net			32		(1)		(34)
Changes in book overdrafts	(15)	(3)	3		0		(22)
Dividends paid	(43)	(42)	(170)		(160)		(157)
Proceeds from exercises of stock options	12	10	38		6		3
Stock repurchases			0		(91)		0
Other	(2)	0	1		(1)		(9)
Discontinued operations			(1)		(2)		(1)
Net cash used in financing activities	(51)	(50)	(26)		(379)		(405)
Effect of exchange rate changes on cash	8	17	(25)		(7)		39
(Decrease) increase in cash and cash equivalents	(173)	(115)	(134)		(60)		301
Cash and cash equivalents:
At beginning of period	656	790	790		850		549
At end of period	$ 483	$ 675	$ 656		$ 790		$ 850

[1]	Consolidated totals represent results from continuing operations, except as otherwise noted.